Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ 1,446	[1]	$ (2,238)	[1]	$ 6,276	[1]
Reconciliation of net income (loss) to net cash provided by operating activities:
Provision for credit losses	13,410	[1]	28,435	[1]	48,570	[1]
Goodwill impairment	3,184	[1]	12,400	[1]	0
Gains on sales of debt securities	(3,374)		(2,526)		(4,723)
Depreciation and premises improvements amortization	1,976		2,181		2,336
Amortization of intangibles	1,509	[1]	1,731	[1]	1,978	[1]
Deferred income taxes	(1,949)		608		370
Net decrease in trading and derivative instruments	20,230		20,775		59,822
Net decrease in other assets	50,230		5,213		28,553
Net increase (decrease) in accrued expenses and other liabilities	(18,124)		14,069		(16,601)
Other operating activities, net	(4,048)		1,946		3,150
Net cash provided by operating activities	64,490		82,594		129,731
Investing activities
Net (increase) decrease in time deposits placed and other short-term investments	105		(2,154)		19,081
Net (increase) decrease in federal funds sold and securities borrowed or purchased under agreements to resell	(1,567)		(19,683)		31,369
Proceeds from sales of available-for-sale debt securities	120,125		100,047		164,155
Proceeds from paydowns and maturities of available-for-sale debt securities	56,732		70,868		59,949
Purchases of available-for-sale debt securities	(99,536)		(199,159)		(185,145)
Proceeds from maturities of held-to-maturity debt securities	602		11		2,771
Purchases of held-to-maturity debt securities	(35,552)		(100)		(3,914)
Proceeds from sales of loans and leases	2,409		8,046		7,592
Other changes in loans and leases, net	(6,059)		(2,550)		21,257
Net purchases of premises and equipment	(1,307)		(987)		(2,240)
Proceeds from sales of foreclosed properties	2,532		3,107		1,997
Cash received upon acquisition, net	0		0		31,804
Cash received due to impact of adoption of consolidation guidance	0		2,807		0
Other investing activities, net	13,945		9,400		9,249
Net cash provided by (used in) investing activities	52,429		(30,347)		157,925
Financing activities
Net increase in deposits	22,611		36,598		10,507
Net decrease in federal funds purchased and securities loaned or sold under agreements to repurchase	(30,495)		(9,826)		(62,993)
Net decrease in commercial paper and other short-term borrowings	(24,264)		(31,698)		(126,426)
Proceeds from issuance of long-term debt	26,001		52,215		67,744
Retirement of long-term debt	(101,814)		(110,919)		(101,207)
Proceeds from issuance of preferred stock and warrants	5,000		0		49,244
Repayment of preferred stock	0		0		(45,000)
Proceeds from issuance of common stock	0		0		13,468
Cash dividends paid	(1,738)		(1,762)		(4,863)
Other financing activities, net	3		5		(42)
Net cash provided by (used in) financing activities	(104,696)		(65,387)		(199,568)
Effect of exchange rate changes on cash and cash equivalents	(548)		228		394
Net increase (decrease) in cash and cash equivalents	11,675	[2]	(12,912)	[3]	88,482	[4]
Cash and cash equivalents at January 1	108,427		121,339		32,857
Cash and cash equivalents at December 31	120,102		108,427		121,339
Supplemental cash flow disclosures
Interest paid	25,207		21,166		37,602
Income taxes paid	1,653		1,465		2,964
Income taxes refunded	$ (781)		$ (7,783)		$ (31)

[1]	There were no material intersegment revenues.
[2]	During 2011, the Corporation entered into an agreement with Assured Guaranty Ltd. and subsidiaries which resulted in non-cash increases to loans of $2.2 billion, other assets of $82 million and long-term debt of $2.3 billion.During 2011, the Corporation exchanged preferred stock, with a carrying value of $1.1 billion, for 92 million common shares valued at $522 million and senior notes valued at $360 million.During 2011, the Corporation exchanged trust preferred securities for 308 million common shares valued at $1.7 billion and senior notes valued at $2.0 billion. The trust preferred securities, and underlying junior subordinated notes and stock purchase agreements, with a carrying value of $5.2 billion, were immediately canceled.
[3]	During 2010 and 2009, the Corporation securitized $2.4 billion and $14.0 billion of residential mortgage loans into mortgage-backed securities which were retained by the Corporation. There were no residential mortgage loans securitized into mortgage-backed securities which were retained by the Corporation during 2011.During 2010, the Corporation sold First Republic Bank in a non-cash transaction that reduced assets and liabilities by $19.5 billion and $18.1 billion.
[4]	During 2009, the Corporation exchanged $14.8 billion of preferred stock by issuing approximately 1.0 billion in shares of common stock valued at $11.5 billion.During 2009, the Corporation exchanged credit card loans of $8.5 billion and the related allowance for loan and lease losses of $750 million for a $7.8 billion held-to-maturity debt security that was issued by the Corporation’s U.S. credit card securitization trust and retained by the Corporation.The acquisition-date fair values of non-cash assets acquired and liabilities assumed in the Merrill Lynch & Co., Inc. (Merrill Lynch) acquisition were $619.1 billion and $626.8 billion.Approximately 1.4 billion shares of common stock valued at approximately $20.5 billion and 376 thousand shares of preferred stock valued at approximately $8.6 billion were issued in connection with the Merrill Lynch acquisition.